Label	Element	Value
Victory CEMP International High Div Volatility Wtd Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory CEMP International High Div Volatility Wtd Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that track the performance of the CEMP International High Dividend 100 Volatility Weighted Index before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the stock of issuers included in the CEMP International High Dividend 100 Volatility Weighted Index (the "Index"), an unmanaged, volatility weighted index created by the Adviser.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:

1.  The Index universe begins with the stocks included in the CEMP International 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest foreign companies by market capitalization with positive earnings in each of the four most recent quarters.

2.  The Index identifies the 100 highest dividend yielding stocks in the CEMP International 500 Volatility Weighted Index.

3.  The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Japan, Hong Kong and Australia.

The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. The Index may include fewer than 100 stocks depending on the number of companies meeting the Index's criteria. The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a "sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

■  Dividend Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  ETF Structure Risks. The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

■  Not Individually Redeemable. The Fund's Shares ("Shares") are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.

■  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  International Closed Market Trading Risk. Many of the Fund's underlying securities trade on foreign exchanges that are closed when the Exchange (as defined below) is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause Shares to trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Foreign Investment Risks.

■  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

■  Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

■  Investment Company Risk. Other investment companies, including ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.

■  Limited History of Operations. The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

■  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

■  Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

■  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. If used, representative sampling may cause the Fund's tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented since the Fund has not yet had a full calendar year of performance. Performance data for the Fund will be available online at www.CEMPETF.com or by calling 1-866-376-7890. A fund's performance is not necessarily an indication of how that fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented since the Fund has not yet had a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-376-7890
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CEMPETF.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's performance is not necessarily an indication of how that fund will perform in the future.
Victory CEMP International High Div Volatility Wtd Index ETF | Victory CEMP International High Div Volatility Wtd Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,356

[1]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.